Revenues from Contracts with Customers	12 Months Ended
Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
Revenues from Contracts with Customers	Revenues from Contracts with Customers6.1 Disaggregated Revenue Information
Set out below is the disaggregation of the Group’s revenues from contracts with customers:

	Years ended December 31,

(in millions €)	2024		2023		2022
COVID-19 vaccine revenues	2,432.1	88%	3,776.2	99%	17,145.2	99%
Other revenues	319.0	12%	42.8	1%	165.4	1%
Total	2,751.1	100%	3,819.0	100%	17,310.6	100%

(in millions €)	Years ended December 31,

Revenues by customers	2024		2023		2022
Pfizer	2,011.7	73%	3,293.0	86%	13,795.8	80%
German Federal Ministry of Health	701.0	25%	473.6	12%	3,020.5	17%
Other customers	38.4	2%	52.4	2%	494.3	3%
Total	2,751.1	100%	3,819.0	100%	17,310.6	100%

(in millions €)	Years ended December 31,

Revenues by countries	2024		2023		2022
United States	1,847.8	67%	3,010.9	79%	12,709.7	73%
Germany	706.9	26%	482.7	13%	3,031.0	18%
Rest of the World	196.4	7%	325.4	8%	1,569.9	9%
Total	2,751.1	100%	3,819.0	100%	17,310.6	100%
COVID-19 vaccine revenues
During the year ended December 31, 2024, COVID-19 vaccines revenues were recognized from the supply and sales of our COVID-19 vaccine worldwide, mainly comprising our share of the collaboration partner’s gross profit derived from sales in the collaboration partner’s territory. During the year ended December 31, 2024, our commercial revenues decreased as compared to the year ended December 31, 2023, in line with a lower
COVID-19 vaccine market demand. In addition, write-downs by our collaboration partner Pfizer, significantly reduced our gross profit share and hence negatively influenced our revenues for the year ended December 31,
2024. Our COVID-19 vaccine revenues are subject to seasonal effects in the fall / winter of the northern hemisphere.
Other revenues
During the year ended December 31, 2024, our other revenues were mainly derived from a pandemic preparedness contract with the German government effectively supplemented in the three months ended March
31, 2024.
The revenues from contracts with customers disclosed above were recognized as follows:

	Years ended December 31,

(in millions €)	2024	2023	2022
Timing of revenue recognition
Goods and services transferred at a point in time	611.4	776.3	4,447.2
Goods and services transferred over time	298.5	15.4	127.2
Revenue recognition applying the sales-based or usage-based royalty recognition constraint model(1)	1,841.2	3,027.3	12,736.2
Total	2,751.1	3,819.0	17,310.6
(1)Represents sales based on the share of the collaboration partners’ gross profit and sales milestones.
6.2 Contract Assets
The contract assets developed as follows:

	2024			2023
(in millions €)	Current	Non- current	Total	Current	Non- current	Total
As of January 1	4.9	—	4.9	—	—	—
Additions	—	28.4	28.4	4.2	—	4.2
thereof: attributable to performance obligations satisfied in prior periods	—	23.6	23.6	—	—	—
Reclassification to trade accounts receivables	(13.5)	—	(13.5)	—	—	—
Reclassification from non-current to current	18.6	(18.6)	—	—	—	—
Changes in scope of consolidation	—	—	—	0.7	—	0.7
As of December 31	10.0	9.8	19.8	4.9	—	4.9
During the year ended December 31, 2024, the contract assets were significantly influenced by the rendering of services under the pandemic preparedness contract with the German governmentContract Liabilities
The development of the contract liabilities is as follows:

	2024			2023
(in millions €)	Current	Non- current	Total	Current	Non- current	Total
As of January 1	353.3	398.5	751.8	77.1	48.4	125.5
Additions	—	—	—	387.2	444.0	831.2
Recognition as revenues	(272.7)	—	(272.7)	(202.2)	—	(202.2)
Reclassification from non-current to current	215.5	(215.5)	—	93.9	(93.9)	—
Currency effects	(1.2)	—	(1.2)	(2.7)	—	(2.7)
As of December 31	294.9	183.0	477.9	353.3	398.5	751.8
Contract liabilities significantly decreased compared to the previous year as advance payments in connection with the amendment of the COVID-19 vaccine purchase agreement with the European Commission, or EC, were consumed. As of December 31, 2024, the contract liabilities included €416.2 million of such payments and
€61.1 million of remaining upfront fees from our collaboration agreement with Pfizer (Zoster) (as of
December 31, 2023: €688.7 million payments under our COVID-19 vaccine purchase agreement with the
European Commission and €62.3 million of remaining upfront fees from our collaboration agreement with Pfizer
(Zoster)).
Set out below is the amount of revenue recognized for the periods indicated:

	Years ended December 31,

(in millions €)	2024	2023	2022
Amounts included in contract liabilities at the beginning of the year	272.7	3.5	63.1